Basis of Presentation and Summary of Significant Accounting Policies (Details) - Warrant [Member] - Fair Value, Measurements, Recurring [Member] - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilities - warrants	$ 440,562	$ 658,286	$ 2,198,162
Derivative liabilities - debt conversion feature	644,852
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities - warrants
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities - warrants
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities - warrants	440,562	$ 658,286	$ 2,198,162
Derivative liabilities - debt conversion feature	$ 644,852